OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Supplement dated January 3, 2017 to the

Prospectus and Statement of Additional Information dated April 29, 2016

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of Oppenheimer Global Strategic Income Fund/VA (the “Fund”), each dated April 29, 2016, and is in addition to any other supplement(s).

Effective April 28, 2017:

1.	The first sentence of the first paragraph in the section titled “Principal Investment Strategies” in the Prospectus is deleted and replaced by the following:

The Fund invests mainly in debt securities in three market sectors: Foreign governments and issuers, U.S. government securities, and lower-grade, high-yield securities of U.S. and foreign issuers (commonly referred to as “junk bonds”).

2.	The first sentence of the second paragraph in the section titled “Principal Investment Strategies” in the Prospectus is deleted and replaced by the following:

Under normal market conditions, the Fund invests in each of the three market sectors.

3.	All references to the “Reference Index,” the “Citigroup Non-U.S. World Government Bond Index,” the “JP Morgan Domestic High Yield Index,” and the “Citigroup World Government Bond Index” are deleted from the Prospectus entirely.

4.	The seventh paragraph of the section titled “Principal Investment Strategies” in the Prospectus is deleted and replaced by the following:

The portfolio managers analyze the overall investment opportunities and risks among the three market sectors in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund's diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities offering a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values among the three market sectors in which the Fund invests. These factors may vary in particular cases and may change over time.

5.	The last paragraph in the section titled “Principal Investment Strategies” in the Prospectus is deleted and replaced by the following:

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. Investments in the Subsidiary are intended to provide the Fund with exposure to Regulation S securities. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

6.	The section titled “Risks of Commodity-Linked Investments” under the heading “Principal Risks” in the Prospectus is deleted entirely.

7.	The section titled “Portfolio Managers” in the Prospectus is deleted and replaced by the following:

Portfolio Managers. Michael Mata, the lead portfolio manager, has been a Vice President and portfolio manager of the Fund since November 2014. Krishna Memani has been a Vice President and portfolio manager of the Fund since April 2009. Ruta Ziverte has been a Vice President and portfolio manager of the Fund since January 2017. Chris Kelly, CFA has been a Vice President and portfolio manager of the Fund since January 2017.

8.	The sections titled “Commodity-Linked Derivatives,” “Commodity-Linked Notes” and “Risks of Commodity-Linked Investments” under the heading “About the Fund's Investments -- The Fund’s Principal Investment Strategies and Risks” in the Prospectus are deleted entirely.

9.	The section titled “Investments in the Fund's Wholly-Owned Subsidiary” under the heading “About the Fund's Investments -- The Fund’s Principal Investment Strategies and Risks” in the Prospectus is deleted and replaced with the following:

Investments in the Fund's Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities.

Investment in the Subsidiary is expected to provide the Fund with exposure to Regulation S securities. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

10.	The sections titled “Investments in Mining Securities and Metal Investments,” “Risks of Investments in Mining Securities and Metal Investments” and “Investing in Gold ETFs” under the heading “About the Fund's Investments -- Other Investment Strategies and Risks” in the Prospectus are deleted entirely.

11.	The section titled “Master Limited Partnerships” under the heading “About the Fund's Investments -- Other Investment Strategies and Risks” in the Prospectus is deleted entirely.

12.	The section titled “Portfolio Managers” under the heading “How the Fund is Managed” in the Prospectus is deleted and replaced by the following:

Portfolio Managers. The Fund's portfolio is managed by Michael Mata, the lead portfolio manager, Krishna Memani, Ruta Ziverte and Chris Kelly, CFA, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Mata has been a portfolio manager and Vice President of the Fund since November 2014. Mr. Memani has been a portfolio manager and Vice President of the Fund since April 2009. Ms. Ziverte has been a portfolio manager and Vice President of the Fund since January 2017. Mr. Kelly has been a portfolio manager and Vice President of the Fund since January 2017.

Mr. Mata has been a Senior Vice President of the Sub-Adviser and the Head of Multi-Sector Fixed Income since July 2014. Mr. Mata was a portfolio manager with ING Investment Management and Head of Multi-Sector Fixed-Income from August 2004 to December 2013, managing the Global Bond and Core Plus strategies and the macro and quantitative research teams, along with the emerging markets sovereign team. Mr. Mata was a Senior Vice President and Senior Risk Manager at Putnam Investments from March 2000 to August 2004, and a Vice President and Risk Manager for Fixed Income Trading at Lehman Brothers from September 1994 to March 2000.

Mr. Memani has been President of the Sub-Adviser since January 2013, Executive Vice President of the Manager since January 2014 and Chief Investment Officer of the OppenheimerFunds advisory entities since January 2014. He was Chief Investment Officer, Fixed Income of the Sub-Adviser from January 2013 to December 2013; Head of the Investment Grade Fixed Income Team of the Sub-Adviser from March 2009 to January 2014; Director of Fixed Income of the Sub-Adviser from October 2010 through December 2012 and Senior Vice President of the Sub-Adviser from March 2009 through December 2012. He was also Senior Vice President of OFI Global Institutional, Inc. from April 2009 through December 2012. Mr. Memani was a Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities from June 2006 through January 2009. He was Chief Credit Strategist at Credit Suisse Securities from August 2002 through March 2006 and Managing Director and Senior Portfolio Manager at Putnam Investments from September 1998 through June 2002. Mr. Memani is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

Ms. Ziverte has been a Senior Portfolio Manager for the Sub-Adviser’s Multi-Sector Fixed Income Team and a Vice President of the Sub-Adviser since July 2015. Prior to joining the Sub-Adviser, she was Senior Vice President and high yield portfolio manager at GE Asset Management from June 2009 to June 2015.

Mr. Kelly has been a Vice President and Portfolio Manager of the Sub-Adviser since March 2015 and Co-Head of the Global Debt Team since March 2015. Prior to joining the Sub-Adviser, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from June 2012 to January 2015. Mr. Kelly was also a portfolio manager and Deputy Chief Investment Officer of Emerging Markets at Fisher Francis Trees and Watts, a BNP Paribas Investment Partner, from February 2008 to April 2012.

The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

13.	Any reference to “Global Strategic Income Fund/VA” contained in the section titled “Publicly Traded Partnerships; Master Limited Partnerships” under the heading “The Fund's Main Investment Policies” in the SAI is deleted.

14.	The Sub-heading titled “Global Strategic Income Fund/VA and Global Multi-Alternatives Fund/VA can also engage in any of the following techniques and strategies (and Conservative Balanced Fund/VA can also engage in the following techniques and strategies with respect to Senior Loans)” under the heading “The Fund's Main Investment Policies” in the SAI is deleted and replaced by the following:

Global Multi-Alternatives Fund/VA can also engage in any of the following techniques and strategies (Conservative Balanced Fund/VA and Global Strategic Income Fund/VA can also engage in the following techniques and strategies with respect to Senior Loans and where otherwise indicated below):

15.	The third and fourth sentences of the first paragraph in the section titled “Investment in Wholly-Owned Subsidiary” under the Sub-heading titled “Global Strategic Income Fund/VA and Global Multi-Alternatives Fund/VA can also engage in any of the following techniques and strategies (and Conservative Balanced Fund/VA can also engage in the following techniques and strategies with respect to Senior Loans) under the heading “The Fund's Main Investment Policies” in the SAI is deleted and replaced with the following:

Global Strategic Income Fund/VA’s Subsidiary invests primarily in Regulation S securities. Global Multi-Alternatives Fund/VA’s Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

16.	The first paragraph in the section titled “Risks of Investments in Mining Securities and Metal Investments and Gold ETFs” under the Sub-heading titled “Global Strategic Income Fund/VA and Global Multi-Alternatives Fund/VA can also engage in any of the following techniques and strategies (and Conservative Balanced Fund/VA can also engage in the following techniques and strategies with respect to Senior Loans) under the heading “The Fund's Main Investment Policies” in the SAI is deleted and replaced with the following:

The Prospectus of Global Multi-Alternatives Fund/VA describes whether and to what extent the Fund may invest in Mining Securities, Metal Investments and/or Gold ETFs.

17.	The first sentence of the sub-section titled “Effect on the Fund’s Tax Status”, under the section titled “Risks of Investments in Mining Securities and Metal Investments and Gold ETFs” in the SAI is deleted and replaced with the following:

By making Metal Investments and/or investments in Gold ETFs, Global Multi-Alternatives Fund/VA risks failing to qualify as a regulated investment company under the Internal Revenue Code.

18.	The sections titled “Portfolio Managers,” “Other Accounts Managed” and “Compensation of the Portfolio Managers” of the SAI are revised to reflect the addition of Ruta Ziverte and Chris Kelly with respect to Global Strategic Income Fund/VA. All references to Hermant Baijal are deleted.

19.	The second and fourth sentences of the first paragraph in the section titled “Organization and Management of Wholly-Owned Subsidiary” under the heading “The Manager and the Sub-Adviser” is deleted and replaced with the following:

It is expected that Global Strategic Income Fund/VA’s Subsidiary will invest primarily in Regulation S securities.

Global Multi-Alternatives Fund/VA’s Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

January 3, 2017                                                                                                       PS0265.025